Debt obligations (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Short-term Debt

a.	Short-term debt:

	Weighted average interest rate as of December 31, 2025		December 31,
		Maturity	2025	2024
			(U.S. $ in millions)
Convertible debentures	0.25%	2026	$23	$23
Current maturities of long-term liabilities			1,798	1,758

Total short-term debt			$1,820	$1,781

Schedule of Senior Notes and Loans

b.	Long-term debt:

	Interest rate as of December 31, 2025	Maturity	December 31, 2025	December 31, 2024
			(U.S. $ in millions)
Senior notes EUR 1,000 million (4)	6.00%	2025	—	429
Senior notes USD 1,000 million (5)	7.13%	2025	—	427
Senior notes EUR 900 million (6)	4.50%	2025	—	515
Senior notes CHF 350 million (12)	1.00%	2025	—	387
Senior notes USD 3,500 million (10)	3.15%	2026	1,798	3,374
Senior notes EUR 700 million	1.88%	2027	823	730
Sustainability-linked senior notes USD 1,000 million (1)(*)(10)	4.75%	2027	649	1,000
Sustainability-linked senior notes EUR 1,100 million (1)(*)	3.75%	2027	1,292	1,144
Senior notes USD 1,250 million	6.75%	2028	1,250	1,250
Senior notes EUR 750 million	1.63%	2028	880	778
Sustainability-linked senior notes USD 1,000 million (2)(*)	5.13%	2029	1,000	1,000
Sustainability-linked senior notes USD 600 million (3)(*)(10)	7.88%	2029	398	600
Sustainability-linked senior notes EUR 800 million (3)(*)(10)	7.38%	2029	779	835
Sustainability-linked senior notes EUR 1,500 million (2)(*)	4.38%	2030	1,762	1,562
Senior notes USD 700 million (7)	5.75%	2030	696	—
Sustainability-linked senior notes USD 500 million (3)(*)	8.13%	2031	500	500
Sustainability-linked senior notes EUR 500 million (3)(*)	7.88%	2031	587	521
Senior notes EUR 1,000 million (8)	4.13%	2031	1,168	—
Senior notes USD 500 million (9)	6.00%	2032	496	—
Senior notes USD 789 million	6.15%	2036	784	783
Senior notes USD 2,000 million	4.10%	2046	1,988	1,986

Total senior notes			16,850	17,821
Less current maturities			(1,798)	(1,758)
Less debt issuance costs (11)			(66)	(61)

Total senior notes and loans			$14,986	$16,002

(1)
If Teva fails to achieve certain sustainability performance targets, a one-time
premium payment of
0.15%-0.45%
out of the principal amount will be paid at maturity or upon earlier redemption, if such redemption is on or after May 9, 2026.

(2)	If Teva fails to achieve certain sustainability performance targets, the interest rate shall increase by 0.125%-0.375% per annum, from and including May 9, 2026.

(3)	If Teva fails to achieve certain sustainability performance targets, the interest rate shall increase by 0.100%-0.300% per annum, from and including September 15, 2026.

(4)	In January 2025, Teva repaid $426 million of the 6.00% senior notes due 2025 at maturity.

(5)	In January 2025, Teva repaid $427 million of the 7.13% senior notes due 2025 at maturity.

(6)	In March 2025, Teva repaid $515 million of the 4.50% senior notes due 2025 at maturity.

(7)	In May 2025, Teva issued senior notes in an aggregate principal amount of $700 million bearing 5.75% annual interest and due December 2030.

(8)	In May 2025, Teva issued senior notes in an aggregate principal amount of €1,000 million bearing 4.125% annual interest and due June 2031.

(9)	In May 2025, Teva issued senior notes in an aggregate principal amount of $500 million bearing 6.00% annual interest and due December 2032.
(10)
In June 2025, Teva consummated a cash tender offer and extinguished $1,579 million aggregate principal amount of its 3.15% senior notes due 2026; $351 million aggregate principal amount of its 4.75% senior notes due 2027; $202 million aggregate principal amount of its 7.88% senior notes due in 2029; and $157 million aggregate principal amount of its 7.38% senior notes due in 2029. The extinguishment resulted in a loss of $10 million which was recorded under financial expenses, net.

(11)
Debt issuance costs as of December 31, 2025 include $20 million in connection with the issuance of the senior notes in May 2025, partially offset by $6 million acceleration of issuance costs related to the cash tender offer.

(12)	In July 2025, Teva repaid $444 million of the 1% senior notes due 2025 at maturity.

*	Interest rate adjustments and a potential one-time premium payment related to the sustainability-linked bonds are treated as bifurcated embedded derivatives. See note 10c.